Accounts Receivable - Summary of Loss Allowances for Accounts Receivable (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Trade and other receivables [abstract]
Beginning Balance	¥ 61	¥ 20
Provision for loss allowance recognized in income statement	17	47
Receivables written off during the year as uncollectible	(1)	(6)
Ending Balance	¥ 77	¥ 61